RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2024
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Certain transactions involving the Plan and its assets during 2024 and 2023 involved parties in interest with respect to the Plan, but those transactions were not prohibited transactions under ERISA because of the applicability of one or more exemptions. The exempt party-in-interest transactions involving the Plan included the following: (1) BNYM has acted as trustee and custodian under the Plan, while Mellon, an affiliate has acted as an investment manager in connection with the index funds held under the Plan's investment options and (2) Empower Trust Company, LLC has been acting as a trustee and custodian under the Plan, while its affiliates have acted as (a) the Plan’s record keeper and (b) investment advisor or investment manager for a number of plan participants with respect to the amounts held in their Plan accounts. Notes receivable from participants held by the Plan are also considered party-in-interest transactions. Certain investments within the self-directed brokerage account are considered party-in-interest transactions.

As of December 31, 2024 and 2023, the Plan held 2,754,068 and 3,349,383 shares, respectively, of common stock of American Electric Power Company, Inc., the parent company of the Plan Sponsor, with a cost basis of $165,165,921 and $196,757,008, respectively. During the year ended December 31, 2024, the Plan acquired 128,344 shares of that common stock with a fair value of $11,315,945 and disposed of 665,124 shares with a fair value of $39,431,676. During the year ended December 31, 2023, the Plan acquired 361,574 shares of that common stock with a fair value of $30,007,997 and disposed of 260,525 shares with a fair value of $15,107,083 During the years ended December 31, 2024 and 2023, the Plan recorded dividend income of $11,081,160 and $11,355,804, respectively, related to its investment in that common stock.